Current and long-term debt - Convertible senior notes due 2025 (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Dec. 01, 2022	May 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2021	Apr. 30, 2021
Disclosure of detailed information about borrowings [line items]
Repurchase / repayment of convertible notes			$ 0	$ (83,968)	$ 0
Borrowings			1,588,290	1,436,224
Interest expense on borrowings			158,286	137,123	115,983
Non-cash accretion			0	12,718	$ 13,265
Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings			1,617,439	$ 1,948,592
Convertible Senior Notes Due 2025
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate				3.00%		3.00%	3.00%
Aggregate principal amount notes issued							$ 81,500
Borrowings, initial carrying value of liability component							193,700
Carrying amount of equity component							$ 7,700
Repurchase of notes, face amount		$ 12,300
Repurchase / repayment of convertible notes		14,300
Reduction of liability - convertible note		$ 14,800
Gain (loss) on repurchase of convertible notes			$ 500
Shares converted (in shares)			5,757,698	5,757,698
Interest expense on borrowings				$ 5,200
Non-cash accretion				11,300
Accreted principal amount				$ 9,800
Convertible Senior Notes Due 2025 | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 198,900
Debt converted to equity	205,100
Unamortized deferred financing costs	2,100
Unamortized premium	4,200
Accrued coupon interest	$ 100
Convertible Senior Notes Due 2025 | At Maturity
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate							8.25%
Borrowings, accreted principal amount per $1,000 principal, percent							125.30%
Convertible Senior Notes Due 2025 | March 2021 Convertible Notes Offering
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount notes issued							$ 118,500
Convertible Senior Notes Due 2025 | June 2021 Convertible Notes Offering
Disclosure of detailed information about borrowings [line items]
Borrowings, issue price, percentage of par						102.25%
Notional amount issued						$ 43,300
Convertible Senior Notes Due 2025 | Compounds semi-annual
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate							5.5202%